Prepayments (Details) - Schedule of Prepayment Third Party Consisted - Third parties [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Prepayments (Details) - Schedule of Prepayment Third Party Consisted [Line Items]
Downpayment to supplier for the purchase of electric vehicles	$ 147,998
Prepaid outsourcing agency services fee	200,762
Prepaid advertisement agency fee and exhibition	160,279
Prepaid office and store rental and car leasing	34,791
Prepaid prototype and system design and development fee	136,920
Others	12,738	15,321
Total prepayment	$ 693,488	$ 15,321